Summary of Significant Accounting Policies - Additional Information (Detail)			12 Months Ended
	Jan. 01, 2023 CNY (¥)	Jan. 01, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Restricted cash			¥ 152,688,510		¥ 61,293,114	¥ 9,693,008	$ 22,137,753
Impairment loss			0		0	0
Employee defined contribution plan expensed			60,124,007	$ 8,717,162	87,227,402	35,451,168
VAT incurred			262,656,515		478,981,515	207,266,214	38,081,615
Exchange rate			6.8972	1
Contract assets			673,846,832		1,325,397,497		97,698,607
Unsatisfied performance obligations			1,001,890		5,461,882		$ 145,260
Financing receivables written off			256,191,329	37,144,251	140,834,287
Post Origination Administrative Services Revenue			23,411,975	3,394,417	41,561,564	73,775,464
Contract with Customer, Liability, Revenue Recognized			¥ 267,339,943	38,760,649	89,289,191
Lessee, Operating Lease, Term of Contract			12 months				12 months
Impairment losses on goodwil			¥ 0		0
Increase to risk assurance liabilities			(596,582,896)	(86,496,389)	40,443,166	198,608,646
Purchased price of the financing receivables			1,190,000,000	173,000,000	778,000,000
Fair value of financing receivables			548,000,000	80,000,000	375,000,000
Finance lease receivables—current			799,438,656		1,414,164,625		$ 115,907,710
Depreciation expense			5,483,032	794,965	7,926,513	9,150,590
Accumulated Depreciation			27,518,577		26,923,641		3,989,819
Provision of financing receivables with credit deterioration			266,372,590	38,620,395	175,061,657
New Cars [Member]
Summary Of Significant Accounting Policies [Line Items]
Finance lease receivables—current			895,319,860		2,161,848,785		129,809,178
Financing receivables			55,693,049		50,908,474		8,074,734
Used Cars [Member]
Summary Of Significant Accounting Policies [Line Items]
Finance lease receivables—current			164,168,763		281,578,014		23,802,233
Financing receivables			18,124,976		11,387,787		2,627,874
Deposit Protection Scheme [Member] | CHINA
Summary Of Significant Accounting Policies [Line Items]
Cash deposited in financial institutions insured by the Deposit Protection Scheme			500
Deposit Protection Scheme [Member] | HONG KONG
Summary Of Significant Accounting Policies [Line Items]
Cash deposited in financial institutions insured by the Deposit Protection Scheme			500
Subsequent Event [Member]
Summary Of Significant Accounting Policies [Line Items]
Increase to risk assurance liabilities	¥ 302,000,000	$ 44,000,000
Decrease in deferred taxes	307,000,000	44,000,000
Increase in finance lease receivables	15,000,000	2,000,000
Increase in the allowance for financing receivables	14,000,000	2,000,000
Increase in the allowance of other current and non current assets	¥ 3,000,000	$ 400,000
Cross Currency Interest Rate Contract [Member]
Summary Of Significant Accounting Policies [Line Items]
Outstanding notional amount of interest rate swap contracts			0		103,600,000		0
Unrealized gains (losses) on interest rate swap contracts			0	0	5,300,000	0
Realized gains (losses) on interest rate swap contracts			¥ 1,200,000	$ 200,000	0	¥ 500,000
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Two Financial Institutions [Member]
Summary Of Significant Accounting Policies [Line Items]
Percentage of revenue generated from customers						14.20%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | One Financial Institutions [Member]
Summary Of Significant Accounting Policies [Line Items]
Percentage of revenue generated from customers						22.30%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Two Automobile Trading Customers [Member]
Summary Of Significant Accounting Policies [Line Items]
Percentage of revenue generated from customers			13.00%	13.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Automobile Trading Customer One [Member]
Summary Of Significant Accounting Policies [Line Items]
Percentage of revenue generated from customers			14.20%	14.20%
Customer Concentration Risk [Member] | Credit Risk [Member] | Zero Customer [Member]
Summary Of Significant Accounting Policies [Line Items]
Percentage of revenue generated from customers			10.00%	10.00%
General VAT [Member]
Summary Of Significant Accounting Policies [Line Items]
Applicable tax rate			6.00%	6.00%
Small Scale VAT [Member]
Summary Of Significant Accounting Policies [Line Items]
Applicable tax rate			3.00%	3.00%
Collateral for Short-term Borrowings [Member]
Summary Of Significant Accounting Policies [Line Items]
Restricted cash			¥ 136,671,970		51,793,630		19,815,573
Collaboration And Guarantee Deposits [Member]
Summary Of Significant Accounting Policies [Line Items]
Restricted cash			¥ 766,893,846		¥ 1,123,680,213		$ 111,189,156
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life of intangible assets			6 years	6 years
Minimum [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Two Financial Institutions [Member]
Summary Of Significant Accounting Policies [Line Items]
Percentage of revenue generated from customers						10.00%
Minimum [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member] | One Financial Institutions [Member]
Summary Of Significant Accounting Policies [Line Items]
Percentage of revenue generated from customers					10.00%
Minimum [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Two Automobile Trading Customers [Member]
Summary Of Significant Accounting Policies [Line Items]
Percentage of revenue generated from customers			10.00%	10.00%
Minimum [Member] | General VAT [Member]
Summary Of Significant Accounting Policies [Line Items]
Applicable tax rate			6.00%	6.00%
Minimum [Member] | Computer Software [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life of intangible assets			6 years	6 years
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life of intangible assets			10 years	10 years
Maximum [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Two Financial Institutions [Member]
Summary Of Significant Accounting Policies [Line Items]
Percentage of revenue generated from customers						36.50%
Maximum [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member] | One Financial Institutions [Member]
Summary Of Significant Accounting Policies [Line Items]
Percentage of revenue generated from customers					16.80%
Maximum [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Two Automobile Trading Customers [Member]
Summary Of Significant Accounting Policies [Line Items]
Percentage of revenue generated from customers			27.20%	27.20%
Maximum [Member] | General VAT [Member]
Summary Of Significant Accounting Policies [Line Items]
Applicable tax rate			13.00%	13.00%
Maximum [Member] | Computer Software [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life of intangible assets			10 years	10 years
Weighted Average [Member] | Computer Software, Intangible Asset [Member]
Summary Of Significant Accounting Policies [Line Items]
Weighted average amortization period			8 years 4 months 20 days	8 years 4 months 20 days	9 years 1 month 9 days